208441 11/03
Prospectus Supplement
dated November 24, 2003 to Prospectuses of


PUTNAM CAPITAL APPRECIATION FUND, PUTNAM CLASSIC EQUITY FUND, PUTNAM CONVERTIBLE INCOME-GROWTH TRUST, PUTNAM DISCOVERY GROWTH FUND, PUTNAM DIVERSIFIED INCOME TRUST, PUTNAM EUROPE EQUITY FUND, PUTNAM GLOBAL INCOME TRUST, PUTNAM GLOBAL NATURAL RESOURCES FUND, PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND, PUTNAM INTERNATIONAL GROWTH AND INCOME FUND, PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND, PUTNAM NEW VALUE FUND, PUTNAM OTC & EMERGING GROWTH FUND, PUTNAM SMALL CAP GROWTH FUND, PUTNAM TAX SMART EQUITY FUND AND PUTNAM UTILITIES GROWTH AND INCOME FUND (the "funds")

Effective December 1, 2003, each fund listed above will offer class R shares to qualified employee benefit plans. This document provides important information about class R shares and supplements the Prospectus of each such fund.

The section "Fees and Expenses" is supplemented as follows:

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class R shares of a fund. Expenses are based on the expenses of a fund's class A shares during the last fiscal year.

Shareholder Fees (fees paid directly from your investment)
-----------------------------------------------------------------------------
Maximum Sales Charge
(Load) Im-posed on
Purchases (as a
percentage of the
offering price)                                  NONE

Maximum Deferred Sales
Charge (Load) (as a
percentage of the original
purchase price or
redemption proceeds,
whichever is lower)                              NONE

Redemption Fee*
(as a percentage of total
redemption proceeds)                            1.00%
-----------------------------------------------------------------------------

* (For Europe Equity, Global Income, Global Natural Resources,
  International Growth and Income and International New Opportunities only.)

The redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase.


Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------------
                                                                        Total Annual
                               Management   Distribution     Other     Fund Operating
                                  Fees      (12b-1) Fees    Expenses      Expenses
-------------------------------------------------------------------------------------
Capital Appreciation              0.60%        0.50%          0.37%         1.47%
Classic Equity                    0.55%        0.50%          0.24%         1.29%
Convertible Income-Growth         0.61%        0.50%          0.22%         1.33%
Discovery Growth                  0.61%        0.50%          0.40%         1.51%
Diversified Income                0.54%        0.50%          0.15%         1.19%
Europe Equity                     0.77%        0.50%          0.41%         1.68%
Global Income                     0.70%        0.50%          0.34%         1.54%
Global Natural Resources          0.70%        0.50%          0.23%         1.43%
Intermediate U.S.Government       0.50%        0.50%          0.22%         1.22%
International Growth and Income   0.78%        0.50%          0.38%         1.66%
International New Opportunities   0.93%        0.50%          0.42%         1.85%
New Value                         0.62%        0.50%          0.22%         1.34%
OTC & Emerging  Growth            0.56%        0.50%          0.43%         1.49%
Tax Smart Equity                  0.70%        0.50%          0.20%         1.40%
Utilities Growth and Income       0.66%        0.50%          0.21%         1.37%
-------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------
                                                              Total Annual
                     Management   Distribution     Other     Fund Operating      Expense        Net
                        Fees      (12b-1) Fees    Expenses      Expenses      Reimbursement   Expenses
------------------------------------------------------------------------------------------------------
Small Cap Growth        1.00%        0.50%          0.86%         2.36%         0.56%+        1.80%+
------------------------------------------------------------------------------------------------------

+ Reflects Putnam Management's contractual obligation to limit fund expenses through 6/30/04.



EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund's class R shares for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.


---------------------------------------------------------------------------------
                                1 year        3 years       5 years      10 years
                             no redemption
---------------------------------------------------------------------------------
Capital Appreciation              $150          $465          $803        $1,757
Classic Equity                    $131          $409          $708        $1,556
Convertible Income-Growth         $135          $421          $729        $1,601
Discovery Growth                  $154          $477          $824        $1,802
Diversified Income                $121          $378          $654        $1,443
Europe Equity                     $171          $530          $913        $1,987
Global Income                     $157          $486          $839        $1,834
Global Natural Resources          $146          $452          $782        $1,713
Intermediate U.S.Government       $124          $387          $670        $1,477
International Growth and Income   $169          $523          $902        $1,965
International New Opportunities   $188          $582        $1,001        $2,169
New Value                         $136          $425          $734        $1,613
OTC & Emerging Growth             $152          $471          $813        $1,779
Small Cap Growth                  $183          $683        $1,210        $2,653
Tax Smart Equity                  $143          $443          $766        $1,680
Utilities Growth and Income       $139          $434          $750        $1,646
---------------------------------------------------------------------------------


The section "WHICH CLASS OF SHARES IS BEST FOR ME?" has been revised as follows:

The following sentence is added to the first paragraph:

Qualified employee-benefit plans may also choose class R shares.

The following is added after the Class M shares summary:

Class R shares (available to qualified plans only)

* No initial sales charge; your entire investment goes to work for you

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee (all funds except Diversified Income, Global Income and Intermediate U.S. Government)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee (Diversified Income, Global Income and Intermediate U.S. Government)

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

The section "Distribution (12b-1) plans" is replaced with the following:

Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75%* and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.

* 0.40% for Intermediate U.S. Government and 0.50% for Diversified Income and Global Income